Investments in equity investees	12 Months Ended
Dec. 31, 2022
Investments in equity investees
Investments in equity investees

8. Investments in equity investees

The Company’s investments in equity investees comprise the following:

	As of December 31,
	2021	2022
	RMB	RMB
Investments accounted for under equity method:
ZTO Supply Chain Management Co., Ltd. (“ZTO LTL”) (1)	70,198	152,549
ZTO Yun Leng Network Technology (Zhejiang) Co., Ltd. (“ZTO YL”) (2)	75,979	51,420
Tonglu Antong Management LLP (“Antong”) (3)	77,878	146,051
Others	196,744	220,336
Total investments accounted for under the equity method	420,799	570,356
Investments accounted for as equity investments without readily determinable fair values:
Cai Niao Smart Logistics Network Limited (“Cai Niao”) (4)	1,026,926	1,116,085
Zhejiang Yizhan Network Technology Co., Ltd. (“Cainiao Post”) (4)	1,075,000	1,075,000
Zhijiang New Industries Limited (“ZJ New Industries”) (4)	500,000	500,000
ZTO Supply Chain Management Co., Ltd. (“ZTO LTL”) (1)	550,300	578,105
Others	157,423	110,998
Total investments accounted for equity investments without readily determinable fair values	3,309,649	3,380,188
Total investments in equity investees	3,730,448	3,950,544
(1)	ZTO LTL

ZTO LTL is engaged in provision of less-than-truckload transportation services in China. The Company obtained significant influence over ZTO LTL through owning 18% equity interest in common stock of ZTO LTL at a total consideration of US$14,017 (RMB 96,678), which is accounted for using the equity method. The Company also invested US$83,817 (RMB578,105) in preferred stock of ZTO LTL, which is accounted for under the Measurement Alternative as the underlying preferred shares are not considered in-substance common stock and have no readily determinable fair value.

8. Investments in equity investees (Continued)

(2)	ZTO YL

The Company obtained significant influence over ZTO YL through owning 18% equity interest of ZTO YL at a total consideration of RMB90,000, which is accounted for using the equity method.

(3)	Antong

In 2021 and 2022, the Company invested RMB70,000 and RMB49,000 in Tonglu Antong Management LLP, respectively. As a limited partner, the Company has ability to exercise significant influence over operating activities of Antong but doesn’t have controlling financial interest in it. Therefore, the investment is accounted for using the equity method.

(4)Investments accounted for as equity investments without readily determinable fair values

The Company obtained 1% equity interest of Cai Niao, which provides a platform that connects with a network of logistics providers through a proprietary logistics information system and facilitates the delivery of packages across the PRC. The Company cannot exercise significant influence over the investee, therefore, accounts for the investment as an equity investment without readily determinable fair values.

In May 2018, the Company entered into a subscription and contribution agreement with four other leading express delivery companies in the PRC, to obtain 15% equity interest in Cainiao Post, Cai Niao’s network of last-mile delivery stations, in an amount of RMB1,075,000. Since the Company cannot exercise significant influence over Cainiao Post, this investment is accounted for as an equity investment without readily determinable fair values.

In October 2018, the Company entered into an investment agreement with several investment corporations to establish a new investment company, named ZJ New Industries and obtained 2% equity interest in ZJ New Industries at a total consideration of RMB500,000.

The Company recognized impairment losses totaling nil, nil, and RMB26,328 related to equity investments for the years ended December 31, 2020, 2021 and 2022, respectively.